CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 517,739	$ 463,049	$ 419,782
Administrative fee revenue from affiliates	28,393	23,667	21,799
Time charter, voyage and logistics business expenses	(206,333)	(213,929)	(175,072)
Direct vessel expenses	(101,543)	(116,713)	(127,396)
General and administrative expenses incurred on behalf of affiliates	(28,393)	(23,667)	(21,799)
General and administrative expenses	(27,513)	(27,521)	(25,295)
Depreciation and amortization	(102,839)	(104,112)	(113,825)
Provision for losses on accounts receivable	(575)	(269)	(1,304)
Interest income	8,748	6,831	4,947
Interest expense and finance cost	(139,120)	(121,611)	(113,639)
Impairment losses	(200,657)	(50,565)	0
Bargain gain upon obtaining control	58,313	0	0
Gain/(loss) on bond and debt extinguishment	6,464	(981)	29,187
Gain on sale of assets	28	1,064	0
Other income	14,582	6,140	18,175
Other expense	(13,708)	(13,761)	(11,665)
Loss before equity in net earnings of affiliated companies	(186,414)	(172,378)	(96,105)
Equity in net (losses)/earnings of affiliated companies	(80,205)	4,399	(202,779)
Loss before taxes	(266,619)	(167,979)	(298,884)
Income tax benefit/(expense)	1,108	3,192	(1,265)
Net loss	(265,511)	(164,787)	(300,149)
Less: Net income attributable to the noncontrolling interest	(3,207)	(1,123)	(3,674)
Net loss attributable to Navios Holdings common stockholders	(268,718)	(165,910)	(303,823)
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (278,959)	$ (175,298)	$ (273,105)
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (23.33)	$ (15.02)	$ (25.44)
Weighted average number of shares, basic and diluted	11,958,959	11,667,346	10,736,678
Other comprehensive income/(loss)
Unrealized holding gain on investments in-available-for-sale securities	$ 0	$ 2	$ 100
Reclassification to earnings	0	0	345
Total other comprehensive income	0	2	445
Total comprehensive loss	(265,511)	(164,785)	(299,704)
Comprehensive income attributable to noncontrolling interest	(3,207)	(1,123)	(3,674)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (268,718)	$ (165,908)	$ (303,378)